Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share
	(Dollars in thousands, except per share data)
December 31, 2015
First quarter	$4,481	$3,876	$952	$0.18	$0.18
Second quarter	4,736	4,056	1,324	0.25	0.25
Third quarter	4,604	3,904	1,071	0.21	0.20
Fourth quarter	4,904	4,220	1,231	0.24	0.23
December 31, 2014
First quarter	$4,277	$3,482	$850	$0.15	$0.15
Second quarter	4,505	3,695	1,214	0.23	0.22
Third quarter	4,644	3,861	1,341	0.25	0.25
Fourth quarter	4,499	3,822	1,005	0.19	0.19